Share option plans (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation	$ 408	$ 700	$ 2,623
Research and development expenses [Member]
Share-based Compensation	198	531	381
Pre-commercialization expenses [Member]
Share-based Compensation	(11)	(147)	159
General and administrative expenses [Member]
Share-based Compensation	$ 221	$ 316	$ 2,083